December 17, 2025

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Man ETF Series Trust (the “Trust”)

File Nos: 333-288011 and 811-24097

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust hereby certifies that the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act with respect to the Man Active Emerging Markets Alternative ETF and Man Active Trend Enhanced ETF, each a series of the Trust, would not have differed from those contained in Post-Effective Amendment No. 3 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on December 11, 2025 (SEC Accession No. 0001193125-25-316292) and became effective on December 13, 2025.

Sincerely,

/s/ Lisa Muñoz
Lisa Muñoz
Man ETF Series Trust
Secretary

Man ETF Series Trust | 1345 Avenue of the Americas, 21st Floor | New York, NY 10105 | USA